Concentrations of Credit Risk - Schedule of Customers Account for More than 10% of Company's Accounts Receivable and Sale of Power (Detail) - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Percentage of Sale of Power [Member] | Solar Energy Corporation of India [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	21.47%	19.48%
Percentage of Sale of Power [Member] | Punjab State Power Corporation Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.46%	15.25%
Percentage of Sale of Power [Member] | NTPC Vidyut Vyapar Nigam Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.36%	20.70%
Percentage of Sale of Power [Member] | Hubli Electricity Supply Company Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	5.08%	5.82%
Percentage of Sale of Power [Member] | Chamundeshwari Electricity Supply Company [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	3.62%	4.37%
Percentage of Sale of Power [Member] | Andhra Pradesh Power Coordination Committee [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	3.53%	4.01%
Percentage of Sale of Power [Member] | Gujarat Urja Vikas Nigam Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.17%	11.48%
Percentage of Accounts Receivable [Member] | Solar Energy Corporation of India [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.17%	11.70%
Percentage of Accounts Receivable [Member] | Punjab State Power Corporation Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.60%	12.25%
Percentage of Accounts Receivable [Member] | NTPC Vidyut Vyapar Nigam Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.54%	10.66%
Percentage of Accounts Receivable [Member] | Hubli Electricity Supply Company Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	9.45%	13.98%
Percentage of Accounts Receivable [Member] | Chamundeshwari Electricity Supply Company [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.41%	13.08%
Percentage of Accounts Receivable [Member] | Andhra Pradesh Power Coordination Committee [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.32%	12.80%
Percentage of Accounts Receivable [Member] | Gujarat Urja Vikas Nigam Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	3.16%	3.54%